Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTN/S

1-16443

NYSE

02020557

RECD S.E.C.
MAR 0 5 2002

March 5, 2002

PROCESSED
MAR 0 8 2002
THOMSON
FINANCIAL

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MSDW Structured Asset Corp., SATURNS Aon Capital Security-Backed Series 2002-1, 7.50% Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 5, 2002. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho